Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Summary Of Annual Rate Of Depreciation On Property And Equipment

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions Of Options Granted

	Year ended December 31,
Employee Stock Options	2009	2010	2011
Expected volatility	35.00%	30.54%	29.59%
Risk-free interest rate	2.61%	1.63%	2.04%
Dividend yield	0.0%	0.0%	0.0%
Expected term from vesting date (years)	3.62	2.97	3.81

Employee Stock Purchase Plan
Expected volatility	46.90%	20.20%	23.94%
Risk-free interest rate	0.31%	0.16%	0.14%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5